                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21160

Morgan Stanley Fundamental Value Fund
                     (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2006

Date of reporting period: December 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY FUNDAMENTAL VALUE FUND
PORTFOLIO OF INVESTMENTS      DECEMBER 31, 2005  (UNAUDITED)
--------------------------------------------------------------------------------

      NUMBER OF
        SHARES                                                                                                     VALUE
-----------------------                                                                                     --------------------

                              COMMON STOCKS (86.9%)
                              Advertising/Marketing Services (0.1%)
                 9,523        CCE Spinco, Inc.*                                                                        $124,745
                                                                                                            --------------------

                              Aerospace & Defense (2.5%)
                20,540        Northrop Grumman Corp.                                                                  1,234,659
                37,400        Raytheon Co.                                                                            1,501,610
                                                                                                            --------------------
                                                                                                                      2,736,269
                                                                                                            --------------------
                              Beverages: Non-Alcoholic (1.6%)
                43,200        Coca-Cola Co. (The)                                                                     1,741,392
                                                                                                            --------------------

                              Biotechnology (1.7%)
                40,500        Chiron Corp.*                                                                           1,800,630
                                                                                                            --------------------

                              Broadcasting (2.2%)
                76,180        Clear Channel Communications, Inc.                                                      2,395,861
                                                                                                            --------------------

                              Chemicals: Major Diversified (4.4%)
               107,880        Bayer AG (ADR) (Germany)                                                                4,505,069
                10,788        Lanxess (Germany)*                                                                        344,185
                                                                                                            --------------------
                                                                                                                      4,849,254
                                                                                                            --------------------
                              Computer Processing Hardware (2.2%)
                85,000        Hewlett-Packard Co.                                                                     2,433,550
                                                                                                            --------------------

                              Department Stores (1.0%)
                21,950        Kohl's Corp.*                                                                           1,066,770
                                                                                                            --------------------

                              Discount Stores (1.5%)
                36,000        Wal-Mart Stores, Inc.                                                                   1,684,800
                                                                                                            --------------------

                              Electric Utilities (3.5%)
                31,080        Entergy Corp.                                                                           2,133,642
                33,400        FirstEnergy Corp.                                                                       1,636,266
                                                                                                            --------------------
                                                                                                                      3,769,908
                                                                                                            --------------------
                              Finance/Rental/Leasing (2.0%)
                33,470        Freddie Mac                                                                             2,187,265
                                                                                                            --------------------

                              Financial Conglomerates (6.5%)
                47,380        Citigroup, Inc.                                                                         2,299,351
                87,744        JPMorgan Chase & Co.                                                                    3,482,559
                23,800        State Street Corp.                                                                      1,319,472
                                                                                                            --------------------
                                                                                                                      7,101,382
                                                                                                            --------------------
                              Food: Major Diversified (2.6%)
                41,750        Unilever N.V. (NY Registered Shares) (Netherlands)                                      2,866,973
                                                                                                            --------------------

                              Food: Specialty/Candy (1.0%)
                29,150        Cadbury Schweppes PLC (ADR) (United Kingdom)                                            1,116,153
                                                                                                            --------------------

                              Industrial Conglomerates (4.1%)
                77,540        General Electric Co.                                                                    2,717,777
                20,200        Siemens AG (ADR) (Germany)                                                              1,728,918
                                                                                                            --------------------
                                                                                                                      4,446,695
                                                                                                            --------------------
                              Insurance Brokers/Services (1.3%)
                45,700        Marsh & McLennan Companies, Inc.                                                        1,451,432
                                                                                                            --------------------

                              Integrated Oil (4.0%)
                21,420        BP PLC (ADR) (United Kingdom)                                                           1,375,592
                23,680        ConocoPhillips                                                                          1,377,702
                25,480        Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)                                  1,566,765
                                                                                                            --------------------
                                                                                                                      4,320,059
                                                                                                            --------------------
                              Investment Banks/Brokers (5.8%)
                 9,000        Goldman Sachs Group, Inc. (The)                                                         1,149,390
                45,210        Merrill Lynch & Co., Inc.                                                               3,062,073
               143,200        Schwab (Charles) Corp. (The)                                                            2,100,744
                                                                                                            --------------------
                                                                                                                      6,312,207
                                                                                                            --------------------

                              Major Banks (1.0%)
                22,480        Bank of America Corp.                                                                   1,037,452
                                                                                                            --------------------

                              Major Telecommunications (3.6%)
               101,580        Sprint Nextel Corp.                                                                     2,372,909
                52,360        Verizon Communications, Inc.                                                            1,577,083
                                                                                                            --------------------
                                                                                                                      3,949,992
                                                                                                            --------------------
                              Managed Health Care (1.9%)
                18,300        CIGNA Corp.                                                                             2,044,110
                                                                                                            --------------------

                              Media Conglomerates (4.2%)
                71,980        Disney (Walt) Co. (The)                                                                 1,725,361
               160,680        Time Warner, Inc.                                                                       2,802,259
                                                                                                            --------------------
                                                                                                                      4,527,620
                                                                                                            --------------------
                              Medical Specialties (1.1%)
                17,170        Bausch & Lomb, Inc.                                                                     1,165,843
                                                                                                            --------------------

                              Motor Vehicles (0.9%)
                35,590        Honda Motor Co., Ltd. (ADR) (Japan)                                                     1,031,042
                                                                                                            --------------------

                              Multi-Line Insurance (1.3%)
                16,020        Hartford Financial Services Group, Inc. (The)                                           1,375,958
                                                                                                            --------------------

                              Oilfield Services/Equipment (1.7%)
                19,610        Schlumberger Ltd. (Netherlands Antilles)                                                1,905,112
                                                                                                            --------------------

                              Packaged Software (1.4%)
                87,000        Symantec Corp.*                                                                         1,522,500
                                                                                                            --------------------

                              Pharmaceuticals: Major (11.7%)
               120,880        Bristol-Myers Squibb Co.                                                                2,777,822
                34,900        Lilly (Eli) & Co.                                                                       1,974,991
                43,680        Roche Holdings Ltd. (ADR) (Switzerland)                                                 3,302,208
                38,100        Sanofi-Aventis (ADR) (France)                                                           1,672,590
               145,420        Schering-Plough Corp.                                                                   3,032,007
                                                                                                            --------------------
                                                                                                                     12,759,618
                                                                                                            --------------------
                              Precious Metals (2.4%)
                48,400        Newmont Mining Corp.                                                                    2,584,560
                                                                                                            --------------------

                              Property - Casualty Insurers (3.5%)
                18,740        Chubb Corp. (The)                                                                       1,829,961
                43,259        St. Paul Travelers Companies, Inc. (The)                                                1,932,380
                                                                                                            --------------------
                                                                                                                      3,762,341
                                                                                                            --------------------
                              Semiconductors (2.8%)
                37,900        Intel Corp.                                                                               945,984
               157,700        Micron Technology, Inc.*                                                                2,098,987
                                                                                                            --------------------
                                                                                                                      3,044,971
                                                                                                            --------------------
                              Tobacco (1.4%)
                20,430        Altria Group, Inc.                                                                      1,526,530
                                                                                                            --------------------

                              TOTAL COMMON STOCKS
                                (Cost $76,655,321)                                                                   94,642,994
                                                                                                            --------------------
      PRINCIPAL
      AMOUNT IN                                                             COUPON            MATURITY
      THOUSANDS                                                              RATE               DATE
-----------------------                                                   ------------     --------------
                              CONVERTIBLE BONDS (6.2%)
                              Aerospace & Defense (0.3%)
                  $354        L-3 Communications Corp. - 144A                3.00%    08/01/35                  351,788
                                                                                                            --------------------

                              Electric Utilities (0.1%)
                    62        PG&E Corp.                                     9.50             06/30/10                  172,980
                                                                                                            --------------------

                              Financial Conglomerates (0.2%)
                   210        Conseco, Inc. - 144A*                          3.50             09/30/35                  223,912
                                                                                                            --------------------

                              Food Retail (0.2%)
                   560        Supervalu, Inc.                                0.00             11/02/31                  191,100
                                                                                                            --------------------

                              Hospital/Nursing Management (0.3%)
                   282        Manor Care, Inc. - 144A                        2.13             08/01/35                  291,870
                                                                                                            --------------------

                              Medical Specialties (0.4%)
                   400        Medtronic, Inc.                                1.25             09/15/21                  407,000
                                                                                                            --------------------

                              Oil & Gas Pipelines (1.6%)
                 3,179        El Paso Corp.                                  0.00             02/28/21                1,748,450
                                                                                                            --------------------

                              Semiconductors (0.4%)
                   161        Intel Corp. - 144A                             2.95             12/15/35                  157,981
                   292        MicronTechnology, Inc.*                        2.50             02/01/10                  339,450
                                                                                                            --------------------
                                                                                                                        497,431
                                                                                                            --------------------
                              Services to the Health Industry (0.4%)
                   469        Omnicare, Inc.*                                3.25             12/15/35                  467,828
                                                                                                            --------------------

                              Specialty Telecommunications (0.5%)
                   467        QWEST Communications International, Inc.*      3.50             11/15/25                  543,471
                                                                                                            --------------------

                              Telecommunication Equipment (1.8%)
                 2,045        Nortel Networks Corp. (Canada)*                4.25             09/01/08                1,927,413
                                                                                                            --------------------

                              TOTAL CONVERTIBLE BONDS
                                (Cost $6,394,031)                                                                     6,823,243
                                                                                                            --------------------

       NUMBER OF
        SHARES
-----------------------
                              CONVERTIBLE PREFERRED STOCKS (5.8%)
                              Electric Utilities (1.8%)
                56,500        Centerpoint Energy, Inc. $1.165                                                         1,900,547
                                                                                                            --------------------

                              Financial Conglomerates (0.1%)
                 3,500        Conseco, Inc. $1.375                                                                       99,015
                                                                                                            --------------------

                              Integrated Oil (1.8%)
                18,000        Amerada Hess Corp. $3.50                                                                1,945,440
                                                                                                            --------------------

                              Medical Specialties (1.7%)
                35,300        Baxter International $3.50 (Units)++                                                     1,897,375
                                                                                                            --------------------

                              Telecommunication Equipment (0.4%)
                   500        Lucent Technologies Capital Trust $77.50                                                  487,500
                                                                                                            --------------------

                              TOTAL CONVERTIBLE PREFERRED STOCKS
                                (Cost $4,937,251)                                                                     6,329,877
                                                                                                            --------------------

      PRINCIPAL
      AMOUNT IN
      THOUSANDS
-----------------------
                              SHORT-TERM INVESTMENT (1.1%)
                              REPURCHASE AGREEMENT
                $1,174        Joint repurchase agreement account 4.25%
                              due 1/03/06 (dated 12/30/05; proceeds $1,174,554) (a)
                               (Cost $1,174,000)                                                                       1,174,000
                                                                                                            --------------------

                              TOTAL INVESTMENTS
                                (Cost $89,160,603) (b)                                        100.0%                 108,970,114
                              LIABILITIES IN EXCESS OF OTHER ASSETS                           (0.0)                      (51,767)
                                                                                          ---------------   --------------------
                              NET ASSETS                                                      100.0%                $108,918,347
                                                                                          ===============   ====================

-----------------------
           ADR     American Depositary Receipt.
             *     Non-income producing security.
            ++     Consist of one or more class of securities traded
                   together as a unit, stock with attached warrants.
           (a)     Collateralized by federal agency and U.S. Treasury
                   obligations. (b) The aggregate cost for federal
                   income tax purposes approximates the aggregate cost
                   for book purposes. The aggregate gross unrealized
                   appreciation is $21,531,626 and the aggregate gross
                   unrealized depreciation is $1,722,115, resulting in
                   net unrealized appreciation of $19,809,511.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Fundamental Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 09, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Fundamental Value
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 09, 2006

                                        /s/ Ronald E. Robison
                                        Ronald E. Robison
                                        Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Fundamental Value
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 09, 2006
                                        /s/ Francis Smith
                                        Francis Smith
                                        Principal Financial Officer